NORTHERN LIGHTS FUND TRUST

January 30, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	13D Activist Fund
Deer Park Total Return Credit Fund
Grant Park Multi Alternative Strategies Fund
Princeton Premium Fund
Sierra Tactical All Asset Fund
Sierra Tactical Bond Fund
Sierra Tactical Core Income Fund
Sierra Tactical Municipal Fund
Sierra Tactical Risk Spectrum 30 Fund
Sierra Tactical Risk Spectrum 50 Fund
Sierra Tactical Risk Spectrum 70 Fund

Post-Effective Amendment No. 1446, 1447, 1448, 1449, 1450 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of 13D Activist Fund, Deer Park Total Return Credit Fund, Grant Park Multi Alternative Strategies Fund, Princeton Premium Fund, Sierra Tactical All Asset Fund, Sierra Tactical Bond Fund, Sierra Tactical Core Income Fund, Sierra Tactical Municipal Fund, Sierra Tactical Risk Spectrum 30 Fund, Sierra Tactical Risk Spectrum 50 Fund and Sierra Tactical Risk Spectrum 70 Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name	Post-Effective Amendment Number	SEC Accession Number	Date of Amendment Filing
13D Activist Fund	1446	0001580642-24-000406	January 23, 2024
Deer Park Total Return Credit Fund	1448	0001580642-24-000489	January 25, 2024
Grant Park Multi Alternative Strategies Fund	1447	0001580642-24-000408	January 23, 2024
Princeton Premium Fund	1449	0001580642-24-000490	January 25, 2024
Sierra Tactical All Asset Fund	1450	0001580642-24-000532	January 26, 2024
Sierra Tactical Bond Fund	1450	0001580642-24-000532	January 26, 2024
Sierra Tactical Core Income Fund	1450	0001580642-24-000532	January 26, 2024
Sierra Tactical Municipal Fund	1450	0001580642-24-000532	January 26, 2024
Sierra Tactical Risk Spectrum 30	1450	0001580642-24-000532	January 26, 2024
Sierra Tactical Risk Spectrum 50	1450	0001580642-24-000532	January 26, 2024
Sierra Tactical Risk Spectrum 70	1450	0001580642-24-000532	January 26, 2024

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

/s/Stephanie Shearer

Very truly yours,

Stephanie Shearer

Secretary

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